Drilling units (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of drilling units
The following table summarizes the movement for the year ended December 31, 2023:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2023	1,761	(93)	1,668
Aquadrill acquisition	1,252	—	1,252
Additions	206	—	206
Depreciation	—	(183)	(183)
Disposals (1)	(86)	1	(85)
As at December 31, 2023	3,133	(275)	2,858
(1) Primarily relates to the disposal of the tender-assist units acquired under the Aquadrill acquisition.
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through December 31, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	2,241	(810)	1,431
Additions	20	—	20
Depreciation	—	(17)	(17)
Disposal of West Venture	(23)	23	—
Balance before reorganization and fresh start adjustments	2,238	(804)	1,434
Derecognition of West Linus (1)	(211)	36	(175)
Fresh Start accounting (2)	(452)	768	316
As at February 22, 2022 (Predecessor)	1,575	—	1,575
As at February 23, 2022 (Successor)	1,575	—	1,575
Additions	210	—	210
Disposal of Sevan Brasil and Sevan Driller	(24)	—	(24)
Depreciation	—	(93)	(93)
As at December 31, 2022 (Successor)	1,761	(93)	1,668
(1) The lease agreements with SFL for the West Hercules and West Linus were amended such that the rigs were derecognized from drilling units in August 2021 and February 2022, respectively, and replaced with right of use assets within other assets. The West Linus and West Hercules were returned to SFL in September 2022 and December 2022, respectively.
(2) On emergence from Chapter 11 proceedings, the carrying values of our drilling units were adjusted to fair value as a result of the implementation of Fresh Start accounting. The fair values were determined through a combination of income-based and market based approaches, with accumulated depreciation being reset to nil. Refer to Note 5 – "Fresh Start Accounting" for further information.